Taxes Other Than Income Taxes - Summary of Taxes Other Than Income Taxes (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Taxes Other Than Income Taxes [Abstract]
Consumption tax	¥ 142,708	¥ 140,268	¥ 149,323
Resource tax	18,000	14,472	18,584
Other	37,314	34,868	37,977
Taxes other than income taxes	¥ 198,022	¥ 189,608	¥ 205,884